Equity method investment - Limited Partnership (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in equity method investments		¥ 1,458	$ 223	¥ 579,492	¥ 404,204
Return of capital		¥ 111,449		¥ 358,558	¥ 146,858
Shanghai Gefei Fangdd Asset Management Ltd
Schedule of Equity Method Investments [Line Items]
Effective interests in the limited partnerships				40.00%		40.00%
Investment in equity method investments						¥ 4,000
Return of capital	¥ 4,000